NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Net Cash Used by Operating Activities	$ 521,911	$ 41,717
Accumulated deficit	$ 8,298,889		$ 7,480,678